Acquisitions And Other Transactions (Policies)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations Policy
In accordance with GAAP guidance regarding business combinations, the Company accounted for this transaction as a purchase of a business and utilized the purchase method of accounting. Under the purchase method of accounting, the assets acquired and liabilities assumed in the transaction were recorded at the date of acquisition at the estimate of their respective fair values.